Business Organization, Reverse Recapitalization and Liquidity (Details Narrative) - USD ($)		1 Months Ended			2 Months Ended		3 Months Ended			12 Months Ended
	May 01, 2020	Feb. 24, 2021	Jun. 21, 2020	Jun. 17, 2019	Feb. 28, 2021	Feb. 24, 2021	Mar. 31, 2021	Mar. 30, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 21, 2019
Cash							$ 4,907,753		$ 250,669	$ 272,705	$ 697,141
Working capital							4,508,000			63,000
Accumulated deficit							(4,411,511)			(3,516,400)	(1,473,292)
Net income loss							(895,111)		(502,495)	(2,043,108)	(1,458,169)
Proceeds from options exercise					$ 68,000					405,000
Stock options issued					45,625
Proceeds from loan						$ 193,625
Interest rate						1.00%
Periodic payment						$ 3,300
Frequency of payment						Monthly
Sale of stock								1,251,625
Sale of stock, price per share								$ 4.00
Proceeds from sale of stock							5,006,500	$ 4,600,000			$ 2,445,603
Exercise price								$ 4.00
Warrant term								5 years			5 years
Additional sale of stock								2,498,375
PPP2 [Member]
Proceeds from loan		$ 193,625				$ 193,625
Interest rate		1.00%				1.00%
Periodic payment		$ 3,300				$ 3,300
Frequency of payment		Monthly				Monthly
Paycheck Protection Program [Member]
Proceeds from loan	$ 211,000						$ 211,000
Interest rate	1.00%
Contribution Agreement
Membership interests				100.00%
Common stock				5,316,667
Share Exchange Agreement
Membership interests												100.00%
Common stock			5,666,667